Device Payment Plan Receivables, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, gross	$ 11,797	$ 3,720
Unamortized imputed interest	(511)	(142)
Device payment plan agreement receivables, net of unamortized imputed interest	11,286	3,578
Allowance for credit losses	(688)	(444)
Device payment plan agreement receivables, net	10,598	3,134
Accounts Receivable, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, net	6,140	1,979
Other Assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, net	$ 4,458	$ 1,155